Borrowings - Schedule of Short-Term and Long-Term Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Total short-term borrowings		$ 80,394	$ 83,597
Total long-term borrowing		$ 1,429
Huaxia Bank Co., Ltd. Shanghai Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Maturity	[1]	September to November,2026
Total short-term borrowings	[1]	$ 12,870
China Merchants Bank Shanghai Damuqiao Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.25%
Short-term borrowings, Maturity	[1]	March,2026
Total short-term borrowings	[1]	$ 8,580	6,823
Bank of Communications Shanghai Putuo Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.44%
Short-term borrowings, Maturity	[1]	January to February,2026
Total short-term borrowings	[1]	$ 7,150	6,850
Industrial Bank Co., LTD. Shanghai Pudong branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Maturity	[1]	June to December,2026
Total short-term borrowings	[1]	$ 5,005	4,110
China Minsheng Bank Co., LTD. Shanghai branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate		2.95%
Short-term borrowings, Maturity		July,2026
Total short-term borrowings		$ 4,147	3,973
Bank of Nanjing North Bund Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.50%
Short-term borrowings, Maturity	[1]	March,2026
Total short-term borrowings	[1]	$ 2,860	2,740
ICBC Shanghai Zhang Jiang high tech Park Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.90%
Short-term borrowings, Maturity	[1]	December,2026
Total short-term borrowings	[1]	$ 2,860	2,740
Xiamen International Bank Shanghai Jinqiao Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.90%
Short-term borrowings, Maturity	[1]	March to June,2026
Total short-term borrowings	[1]	$ 2,860	2,740
Bank of Ningbo Co., LTD. Shanghai Lianyang branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.00%
Short-term borrowings, Maturity	[1]	June,2026
Total short-term borrowings	[1]	$ 2,860	2,740
Bank of Jiangsu Co., LTD. Songjiang branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.70%
Short-term borrowings, Maturity	[1]	January,2026
Total short-term borrowings	[1]	$ 2,860	2,740
Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Maturity	[2]	November to December,2026
Total short-term borrowings	[2]	$ 2,860	1,370
China CITIC Bank Shanghai Pudian Road Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.00%
Short-term borrowings, Maturity	[1]	June,2026
Total short-term borrowings	[1]	$ 2,831	2,740
Bank of China Limited Shanghai Zhabei branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.10%
Short-term borrowings, Maturity	[1]	June to July,2026
Total short-term borrowings	[1]	$ 2,788	2,671
China Construction Bank Shanghai Jing'an Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.00%
Short-term borrowings, Maturity	[1]	April to June,2026
Total short-term borrowings	[1]	$ 2,717	2,740
Bank of Nanjing North Bund Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Maturity	[2]	March to October,2026
Total short-term borrowings	[2]	$ 2,145	1,370
Shanghai Rural Commercial Bank Co., Ltd. Huangpu Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.95%
Short-term borrowings, Maturity	[1]	May to June,2026
Total short-term borrowings	[1]	$ 2,145
Bank of Beijing Shanghai Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.00%
Short-term borrowings, Maturity	[1]	September,2026
Total short-term borrowings	[1]	$ 1,430	2,740
China Minsheng Bank Co., LTD. Shanghai branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	2.95%
Short-term borrowings, Maturity	[1]	July,2026
Total short-term borrowings	[1]	$ 1,430	2,055
Bank of Beijing Shanghai Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Maturity	[2]	February to September,2026
Total short-term borrowings	[2]	$ 1,430	1,370
Bank of Beijing Shanghai Branch Two [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate		3.00%
Short-term borrowings, Maturity		December,2026
Total short-term borrowings		$ 1,430	1,370
Bank of China Limited Shanghai Zhabei branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	2.60%
Short-term borrowings, Maturity	[2]	September to November,2026
Total short-term borrowings	[2]	$ 1,430	1,370
Huangpu Branch of Bank of Shanghai [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.50%
Short-term borrowings, Maturity	[1]	March,2026
Total short-term borrowings	[1]	$ 1,430	1,370
Agricultural Bank of China Co., LTD. Shanghai Minhang branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	2.75%
Short-term borrowings, Maturity	[2]	November,2026
Total short-term borrowings	[2]	$ 1,430	1,370
Guangfa Bank Co., LTD. Shanghai branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	3.70%
Short-term borrowings, Maturity	[2]	February,2026
Total short-term borrowings	[2]	$ 1,430	959
China CITIC Bank Shanghai Pudian Road Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate		4.00%
Short-term borrowings, Maturity		March to June,2026
Total short-term borrowings		$ 1,416	1,370
Huaxia Bank Shanghai Branch Sales Department [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate		3.95%
Short-term borrowings, Maturity		September to October, 2025
Total short-term borrowings			13,700
Putuo Branch of Shanghai Pudong Development Bank [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.30%
Short-term borrowings, Maturity	[1]	May, 2025
Total short-term borrowings	[1]		4,110
Bank of Dalian Shanghai Jing'an Sub-branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.80%
Short-term borrowings, Maturity	[1]	December, 2025
Total short-term borrowings	[1]		4,110
China Merchants Bank Shanghai Damuqiao Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.60%
Short-term borrowings, Maturity	[1]	May, 2025
Total short-term borrowings	[1]		1,356
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Long-term borrowing, Annual Interest Rate	[1]	4.99%
Long-term borrowing, Maturity	[1]	February to August,2026
Total long-term borrowing	[1]	$ 71
Wenzhou Bank Co., Ltd. Shanghai Putuo Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Long-term borrowing, Annual Interest Rate	[1]	4.99%
Long-term borrowing, Maturity	[1]	October,2028
Total long-term borrowing	[1]	$ 1,358
Minimum [Member] | Huaxia Bank Co., Ltd. Shanghai Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.00%
Minimum [Member] | Industrial Bank Co., LTD. Shanghai Pudong branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.50%
Minimum [Member] | Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	2.80%
Minimum [Member] | Bank of Nanjing North Bund Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	3.50%
Minimum [Member] | Bank of Beijing Shanghai Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	3.00%
Maximum [Member] | Huaxia Bank Co., Ltd. Shanghai Branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	3.45%
Maximum [Member] | Industrial Bank Co., LTD. Shanghai Pudong branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[1]	4.50%
Maximum [Member] | Agricultural Bank of China Co., LTD. Shanghai Xuhui branch [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	2.82%
Maximum [Member] | Bank of Nanjing North Bund Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	4.50%
Maximum [Member] | Bank of Beijing Shanghai Branch One [Member]
Schedule of Short-Term and Long-Term Borrowings [Line Items]
Short-term borrowings, Annual Interest Rate	[2]	3.10%

[1]	As of December 31, 2024 and 2025, the bank borrowings of $54,019 and $64,105 were guaranteed by SunCar Online, one of subsidiaries of the Group.
[2]	As of December 31, 2024 and 2025, the bank borrowings of $9,165 and $10,725 were guaranteed by Shengda Automobile, one of subsidiaries of the Group.